Shareholder Report, Holdings (Details) - C000272958	Jun. 30, 2026
BMWXRQ5 | SK hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
92537N108 | Vertiv Holdings Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
6895675 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	86.40%